Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets

(in millions)	2019	2018
Regulatory assets
Deferred income taxes (Notes 3 and 25)	$1,556	$1,532
Employee future benefits (Notes 3 and 26)	530	485
Deferred energy management costs (i)	279	230
Rate stabilization and related accounts (ii)	208	90
Derivatives (Notes 3 and 28)	119	57
Deferred lease costs (iii)	116	110
Generation early retirement costs (iv)	88	98
Manufactured gas plant site remediation deferral (Note 17)	81	73
Other regulatory assets (v)	406	400
Total regulatory assets	3,383	3,075
Less: Current portion	(425)	(324)
Long-term regulatory assets	$2,958	$2,751

Regulatory liabilities
Deferred income taxes (Notes 3 and 25)	$1,440	$1,574
Asset removal cost provision (Note 3)	1,187	1,169
Rate stabilization and related accounts (ii)	166	220
Energy efficiency liability (vi)	101	106
Renewable energy surcharge (vii)	94	85
ROE complaints liability (Note 2)	91	206
Electric and gas moderator account (viii)	45	60
Employee future benefits (Notes 3 and 26)	45	37
Other regulatory liabilities (v)	189	169
Total regulatory liabilities	3,358	3,626
Less: Current portion	(572)	(656)
Long-term regulatory liabilities	$2,786	$2,970
(i)    Deferred Energy Management Costs
Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from 1 to 10 years.

(ii)	Rate Stabilization and Related Accounts
Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 6).

(iii)	Deferred Lease Costs
Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 16). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(iv)	Generation Early Retirement Costs
UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allowed TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. TEP and the co-owners retired Navajo in November 2019, with related decommissioning activities continuing through 2054, and the capital and operating costs are being recovered through 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and was required to retire Sundt Units 1 and 2 in November 2019. Capital and operating costs related to Sundt Units 1 and 2 are being recovered through 2028 and 2030, respectively.

Due to the early retirement of Navajo and Sundt, TEP requested recovery of final retirement costs over a 10-year period in the 2019 general rate application.

(v)	Other Regulatory Assets and Liabilities
These balances are comprised of regulatory assets and liabilities individually less than $40 million.

Schedule of Regulatory Liabilities

(in millions)	2019	2018
Regulatory assets
Deferred income taxes (Notes 3 and 25)	$1,556	$1,532
Employee future benefits (Notes 3 and 26)	530	485
Deferred energy management costs (i)	279	230
Rate stabilization and related accounts (ii)	208	90
Derivatives (Notes 3 and 28)	119	57
Deferred lease costs (iii)	116	110
Generation early retirement costs (iv)	88	98
Manufactured gas plant site remediation deferral (Note 17)	81	73
Other regulatory assets (v)	406	400
Total regulatory assets	3,383	3,075
Less: Current portion	(425)	(324)
Long-term regulatory assets	$2,958	$2,751

Regulatory liabilities
Deferred income taxes (Notes 3 and 25)	$1,440	$1,574
Asset removal cost provision (Note 3)	1,187	1,169
Rate stabilization and related accounts (ii)	166	220
Energy efficiency liability (vi)	101	106
Renewable energy surcharge (vii)	94	85
ROE complaints liability (Note 2)	91	206
Electric and gas moderator account (viii)	45	60
Employee future benefits (Notes 3 and 26)	45	37
Other regulatory liabilities (v)	189	169
Total regulatory liabilities	3,358	3,626
Less: Current portion	(572)	(656)
Long-term regulatory liabilities	$2,786	$2,970
(i)    Deferred Energy Management Costs
Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from 1 to 10 years.

(ii)	Rate Stabilization and Related Accounts
Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact resulting from reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 6).

(iii)	Deferred Lease Costs
Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 16). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(iv)	Generation Early Retirement Costs
UNS Energy holds an undivided interest in the jointly owned Navajo Generating Station ("Navajo"), located on a site leased from the Navajo Nation with an initial lease term through December 2019. In June 2017 the Navajo Nation approved a land-lease extension that allowed TEP and the co-owners of Navajo to continue operations through December 2019 and begin decommissioning activities thereafter. TEP and the co-owners retired Navajo in November 2019, with related decommissioning activities continuing through 2054, and the capital and operating costs are being recovered through 2030.

UNS Energy owns the Sundt Generating Facility ("Sundt") and was required to retire Sundt Units 1 and 2 in November 2019. Capital and operating costs related to Sundt Units 1 and 2 are being recovered through 2028 and 2030, respectively.

Due to the early retirement of Navajo and Sundt, TEP requested recovery of final retirement costs over a 10-year period in the 2019 general rate application.

(v)	Other Regulatory Assets and Liabilities
These balances are comprised of regulatory assets and liabilities individually less than $40 million.

(vi)	Energy Efficiency Liability
The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

(vii)	Renewable Energy Surcharge
Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("REC"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 10) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are reported to the ACC for compliance with RES requirements, energy supply costs and revenue are recognized in an equal amount.

(viii)	Electric and Gas Moderator Account
Under Central Hudson's 2018 three-year rate order certain regulatory assets and liabilities were approved by the PSC for offset and an electric and gas moderator account was established, which will be used for future customer rate moderation.